Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Unbilled Receivables, Not Billable, Fiscal Year Maturity [Abstract]
2017	$ 387,826
2018	198,759
2019	122,306
2020	93,841
2021	85,256
2022 and thereafter	131,755
Total	$ 1,019,743